Investment - Summary of Amounts of Balance Sheets and Income Statements of Associates (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of associates [line items]
Current assets	R$ 15,058,055	R$ 16,211,707
Non-current assets	16,137,417	14,287,688
Current liabilities	5,195,069	6,336,798
Non-current liabilities	16,165,228	14,362,568
Equity	9,835,175	9,800,029	R$ 9,624,038	R$ 8,476,050
Net revenue from sales and services	89,297,975	90,697,983	79,230,014
Costs, operating expenses and income	179,625	57,533	59,360
Net income (loss)	402,944	1,132,320	1,525,865
Transportadora sulbrasileira de gas [member]
Summary of associates [line items]
Current assets	12,172	7,803
Non-current assets	14,041	15,254
Current liabilities	2,944	3,963
Non-current liabilities	626	332
Equity	22,643	18,762
Net revenue from sales and services	12,348	10,595	10,522
Costs, operating expenses and income	(4,815)	(7,957)	(5,649)
Net financial income and income and social contribution taxes	(157)	(211)
Net income (loss)	R$ 7,376	R$ 2,427	R$ 4,873
Number of shares or units held	20,124,996	20,124,996	20,124,996
% of capital held	25.00%	25.00%	25.00%
Oxicap Industria de Gases [member]
Summary of associates [line items]
Current assets	R$ 45,178	R$ 38,714
Non-current assets	84,705	85,395
Current liabilities	11,041	9,777
Non-current liabilities	9,634	8,888
Equity	109,208	105,444
Net revenue from sales and services	43,463	53,288	R$ 52,709
Costs, operating expenses and income	(36,791)	(43,814)	(40,769)
Net financial income and income and social contribution taxes	(2,483)	(3,453)	(2,144)
Net income (loss)	R$ 4,189	R$ 6,021	R$ 9,796
Number of shares or units held	1,987	1,987	1,987
% of capital held	15.00%	15.00%	15.00%
Quimica da bahia Industria e Comercio [member]
Summary of associates [line items]
Current assets	R$ 71	R$ 51
Non-current assets	10,147	10,238
Current liabilities	0
Non-current liabilities	3,110	3,109
Equity	7,108	7,180
Net revenue from sales and services	0
Costs, operating expenses and income	(84)	(78)	R$ (90)
Net financial income and income and social contribution taxes	12	22	(31)
Net income (loss)	R$ (72)	R$ (56)	R$ (121)
Number of shares or units held	1,493,120	1,493,120	1,493,120
% of capital held	50.00%	50.00%	50.00%
Metalurgica plus [member]
Summary of associates [line items]
Current assets	R$ 40	R$ 19
Non-current assets	703	990
Current liabilities	25	21
Non-current liabilities	302	302
Equity	416	686
Net revenue from sales and services	0
Costs, operating expenses and income	(213)	(266)	R$ 673
Net financial income and income and social contribution taxes	(57)	(69)	179
Net income (loss)	R$ (270)	R$ (335)	R$ 852
Number of shares or units held	3,000	3,000	3,000
% of capital held	33.00%	33.00%	33.00%
Plenogas distribuidora de gas [member]
Summary of associates [line items]
Current assets	R$ 151	R$ 64
Non-current assets	2,440	2,791
Current liabilities	34	123
Non-current liabilities	1,167	1,334
Equity	1,390	1,398
Net revenue from sales and services	0
Costs, operating expenses and income	285	399	R$ 628
Net financial income and income and social contribution taxes	(29)	(27)	15
Net income (loss)	R$ 256	R$ 372	R$ 643
Number of shares or units held	1,384,308	1,384,308	1,384,308
% of capital held	33.00%	33.00%	33.00%